Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 28,092,871	¥ 21,018,230
Loans		87,087,233	82,492,742
Total assets		211,218,760	197,611,195	¥ 204,255,600
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,423,638	1,797,737
Trading account liabilities		12,416,785	10,120,968
Total		202,043,136	188,109,702
Maximum exposure to loss		521,000	418,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		108,000	104,000
Investments		267,000	168,000
Loans		55,000	71,000
Total assets		430,000	343,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		47,000	47,000
Trading account liabilities		2,000	1,000
Total		49,000	48,000
Maximum exposure to loss	[1]	¥ 521,000	¥ 418,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.